M FUND, INC.
                       SUPPLEMENT DATED DECEMBER 1, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2001

EFFECTIVE DECEMBER 1, 2001, THE M FUND PROSPECTUS DATED MAY 1, 2001 IS REVISED TO INCLUDE THE FOLLOWING INFORMATION REGARDING THE FEES AND EXPENSES ASSOCIATED WITH BUYING AND HOLDING SHARES OF THE FUNDS:

FUND FEES AND EXPENSES:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.



--------------------------------------------------------------------------------------------------------
                        BRANDES INTERNATIONAL    TURNER CORE     FRONTIER CAPITAL     CLIFTON ENHANCED
                            EQUITY FUND          GROWTH FUND    APPRECIATION FUND     U.S. EQUITY FUND
Shareholder Transaction
Expenses (fees that you        None                None              None                  None
pay directly from your
investment)
--------------------------------------------------------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(deducted from fund
assets, expressed as
percentage of average
net assets)

Management Fees                0.80%              0.45%              0.90%                 0.44%

Distribution (12b-1) Fee       None               None               None                  None

Other Expenses                 0.39%              0.46%              0.33%                 0.78%
                               -----              -----              -----                 -----
--------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND
OPERATING EXPENSES*            1.19%              0.91%              1.23%                 1.22%
                               -----             ------              -----                 -----
                               -----             ------              -----                 -----

--------------------------------------------------------------------------------------------------------


     *Until further notice to shareholders, the Adviser has voluntarily agreed to cap annual fund operating expenses for the Brandes, Turner, Frontier and Clifton Funds at 1.05%, 0.70%, 1.15% and 0.69%, respectively. Fees and expenses shown are for the year ended December 31, 2000. Future expenses may be different.

     The fee table above does not include the fees and charges associated with variable annuity or variable insurance products, which are disclosed separately in the prospectuses for those products. Fees and expenses for those products will typically include a sales load and/or a surrender charge as well as other charges for the insurance benefits.

EXAMPLE

     This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



EXPENSES PER $10,000 INVESTMENT
--------------------------------------------------------------------------------------------------------
                        BRANDES INTERNATIONAL    TURNER CORE     FRONTIER CAPITAL     CLIFTON ENHANCED
                            EQUITY FUND          GROWTH FUND    APPRECIATION FUND     U.S. EQUITY FUND
Shareholder Transaction
Expenses (fees that you        None                None              None                  None
pay directly from your
investment)
--------------------------------------------------------------------------------------------------------

1 YEAR                         $121                $93               $125                  $124

--------------------------------------------------------------------------------------------------------

3 YEARS                        $378                $290              $390                  $387

--------------------------------------------------------------------------------------------------------

5 YEARS                        $654                $504              $676                  $670

--------------------------------------------------------------------------------------------------------

10 YEARS                      $1,443              $1,120            $1,489                $1,477

--------------------------------------------------------------------------------------------------------
